Investment Risks - Oak Harvest Long/Short Hedged Equity Fund	Dec. 23, 2025
Prospectus [Line Items]
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All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. There is a risk that you could lose all or a portion of your investment in the Fund. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Market Risk [Member]
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Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks of the Fund” in this prospectus.

Common Stock Or Equity Security Risk [Member]
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Common Stock or Equity Security Risk. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock or equity. The values or prices of equity securities are influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Growth Investing Risk [Member]
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Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Active Trading Risk [Member]
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Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.

Hedging Risk [Member]
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Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option, futures contract or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Convertible Securities Risk [Member]
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Convertible Securities Risk. The Fund may invest up to 25% of its total assets in convertible securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted. The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. Convertible securities may be illiquid and may be required to convert at a time and at a price that is unfavorable to a Fund. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Foreign Securities Risk [Member]
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Foreign Securities Risk. The Fund’s Investments in foreign securities, denominated in U.S. dollars in ADRs, EDRs or similar securities are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Investing in foreign securities also, may entail some or all of the risks set forth below.

ADR Risk. Investments in ADRs, including GDRs and EDRs, are subject to many of the same risks that are associated with direct investments in securities of foreign issuers. These risks may adversely affect the value of the Fund’s investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Political and Economic Risk. The economies of many of the countries in which the Fund may invest may not be as developed as the United States’ economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund’s investments.

Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission (“SEC”) and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

Foreign Currency Exchange Transactions. The Fund may enter into foreign currency exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. The Fund may commit the same percentage of its total assets to foreign currency exchange hedges as it can invest in foreign securities. Foreign currency exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

Investment Company Risk [Member]
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Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code (“IRC”) impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a regulated investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Issuer Risk [Member]
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Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including management performance, financial leverage and reduced demand for the issuer’s goods or services as well as the historical and prospective earnings of the issuer and the value of its assets.

Largecap Company Risk [Member]
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Large-Cap Company Risk. The Fund will invest a relatively large percentage of its assets in the securities of large-capitalization and/or mega-capitalization companies. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock. As a result, the Fund’s performance may be adversely affected if securities of large capitalization companies and/or mega-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole.

Management Risk [Member]
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Management Risk. The skill of the Adviser will play a significant role in the Fund’s ability to achieve its investment objective and the performance of the Fund depends on the Adviser’s success in selecting investments on behalf of the Fund. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Mid And Smallcap Company Risk [Member]
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Mid- and Small-Cap Company Risk. Investing in the securities of mid- and small-cap companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of medium- and small-cap companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience. The Fund would generally deem small-cap companies to be companies with market capitalization, at the time of purchase, within the range of market capitalizations of companies included in the Russell 2000® Index. The Russell 2000® Index is an unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on the total market capitalization. The Russell 2000® Index is widely regarded as representative of small-cap stocks. The Fund would generally deem mid-cap companies to be companies with market capitalization the time of purchase, within the range of market capitalizations of companies included in the Standard & Poor’s MidCap 400 Index. The Standard & Poor’s MidCap 400 Index is an unmanaged index of common stocks that measures the performance of the mid-size company segment of the U.S. market and is a benchmark of midcap stock price movement in the U.S.

New Fund Risk [Member]
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New Fund Risk. The Fund is newly formed, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Nondiversification Risk [Member]
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Non-Diversification Risk. As a non-diversified fund, the Fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the Fund’s shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly, or was more diversified in securities and sectors.

Options Risk [Member]
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Options Risk. If the Fund purchases a put or call option that expires without value, the Fund will have incurred an expense in the amount of the cost of the option. If the Fund sells a put option that is exercised, the Fund will have to purchase the security at a price greater than its market value. If the Fund sells a call option that is exercised, the Fund will have to sell the security at a price lower than its market value.

If the Fund sells a security short, and the security increases in value, the Fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited. The more the Fund pays to purchase the security, the more it will lose on the transaction, and the more the price of your shares will be affected. The Fund will also incur transaction costs to engage in this practice.

Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. Depending on market and other conditions, the Fund may experience a high portfolio turnover, which may result in higher brokerage costs and transaction costs (which could reduce investment returns). Distributions of net short-term capital gains are taxable as ordinary income when Fund shares are held in a taxable account. A fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate. Additionally, because the Fund may “turn over” some or all of its options as frequently as monthly, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect. While the turnover of the call options is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year).

Regulatory Risk [Member]
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Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Sector Risk [Member]
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Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Short Sale Risk [Member]
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Short Sale Risk. The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.

Smaller Fund Risk [Member]
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Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not insured or guaranteed by any government agency.
Risk Nondiversified Status [Member]
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Risk [Text Block]	As a non-diversified fund, the Fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the Fund’s shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly, or was more diversified in securities and sectors.